Other Assets (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020	Feb. 01, 2019	Jan. 31, 2019
Deferred commission costs - non-current	$ 5,733	$ 4,437	$ 11,692
Non-current refundable income tax			1,979
Other	3,772	4,199	2,635
Total other assets	$ 9,505	$ 8,636	$ 16,306	$ 16,168	$ 6,037